SHARE CAPITAL (Schedule of Options Granted to Employees and Non-employees) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share options [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	715,310	852,501	217,000
Exercise price range, minimum	$ 6.04	$ 6.77	$ 1.92
Exercise price range, maximum	$ 8.54	$ 10.88	$ 7.98
Vesting period	4 years	4 years	4 years
Expiration period	10 years	10 years	10 years
Share options [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	24,000	27,000	231,000
Exercise price range, minimum		$ 10.80
Exercise price range, maximum	$ 7.09	$ 11.87	$ 5.88
Vesting period	3 years	3 years	3 years
Expiration period	10 years	10 years	10 years
Share options [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	4,800	4,000	46,875
Exercise price range, minimum			$ 1.92
Exercise price range, maximum	$ 6.34	$ 10.88	$ 7.98
Vesting period	4 years	4 years
Expiration period	10 years	10 years	6 years
Share options [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	739,310	879,501	448,000
Share options [Member] | Maximum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			6 years
Share options [Member] | Minimum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			0 years
RSUs [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	25,000	216,050
Exercise price range, maximum
Vesting period	4 years	4 years
Expiration period	10 years	10 years
RSUs [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount		83,800
Exercise price range, maximum
Vesting period		4 years
Expiration period		10 years